Quarterly Holdings Report
for
Fidelity® Emerging Markets Debt Local Currency Central Fund
September 30, 2022
MDL-NPRT3-1122
1.9899757.102
Foreign Government and Government Agency Obligations - 78.9%
		Principal Amount (a)	Value ($)
Brazil - 8.8%
Brazil Letras Do Tesouro Nacio, yield at date of purchase 5.1772% to 12.3583% 7/1/23 to 1/1/26	BRL	14,100,000	2,340,230
Brazilian Federative Republic:
10% 1/1/25	BRL	12,000,000	2,151,495
10% 1/1/27	BRL	4,250,000	744,169
10% 1/1/29	BRL	5,000,000	853,389
10% 1/1/31	BRL	5,250,000	878,251
10% 1/1/33	BRL	150,000	24,685
TOTAL BRAZIL			6,992,219
Chile - 1.6%
Chilean Republic:
4.5% 3/1/26	CLP	495,000,000	467,389
4.7% 9/1/30 (Reg. S) (b)	CLP	200,000,000	180,285
5% 3/1/35	CLP	455,000,000	399,605
6% 1/1/43	CLP	225,000,000	211,870
TOTAL CHILE			1,259,149
China - 9.6%
Peoples Republic of China:
2.68% 5/21/30	CNY	19,000,000	2,644,287
2.88% 11/5/23	CNY	11,750,000	1,667,219
3.28% 12/3/27	CNY	20,000,000	2,910,351
3.81% 9/14/50	CNY	2,500,000	388,110
TOTAL CHINA			7,609,967
Colombia - 4.1%
Colombian Republic:
5.75% 11/3/27	COP	3,350,000,000	545,643
6% 4/28/28	COP	1,000,000,000	160,852
7% 6/30/32	COP	5,800,000,000	858,330
7.25% 10/26/50	COP	1,650,000,000	204,964
7.5% 8/26/26	COP	3,400,000,000	627,788
9.25% 5/28/42	COP	2,125,000,000	337,202
10% 7/24/24	COP	2,700,000,000	568,531
TOTAL COLOMBIA			3,303,310
Czech Republic - 2.8%
Czech Republic:
0.95% 5/15/30 (Reg. S)	CZK	15,500,000	449,004
1.2% 3/13/31	CZK	25,000,000	723,463
2% 10/13/33	CZK	35,750,000	1,037,444
TOTAL CZECH REPUBLIC			2,209,911
Dominican Republic - 0.6%
Dominican Republic 8.9% 2/15/23(Reg. S)	DOP	25,500,000	473,160
Egypt - 0.5%
Arab Republic of Egypt:
14.556% 10/13/27	EGP	7,000,000	318,436
16.1% 5/7/29	EGP	2,500,000	117,109
TOTAL EGYPT			435,545
Hungary - 1.5%
Hungarian Republic:
2.25% 6/22/34	HUF	100,000,000	116,237
3% 6/26/24	HUF	75,000,000	147,852
3% 10/27/38	HUF	125,000,000	137,252
3.25% 10/22/31	HUF	259,500,000	374,076
6.75% 10/22/28	HUF	198,000,000	390,765
TOTAL HUNGARY			1,166,182
Indonesia - 9.7%
Indonesian Republic:
6.375% 4/15/32	IDR	6,500,000,000	397,406
6.5% 6/15/25	IDR	12,750,000,000	829,347
7.5% 4/15/40	IDR	12,000,000,000	786,078
8.125% 5/15/24	IDR	2,500,000,000	168,609
8.25% 5/15/29	IDR	26,000,000,000	1,784,272
8.25% 5/15/36	IDR	250,000,000	17,214
8.375% 9/15/26	IDR	32,400,000,000	2,226,669
8.375% 3/15/34	IDR	18,800,000,000	1,304,364
8.375% 4/15/39	IDR	3,250,000,000	226,769
TOTAL INDONESIA			7,740,728
Kazakhstan - 0.2%
Kazakhstan Republic 10.5% 8/4/26	KZT	90,000,000	173,580
Malaysia - 4.8%
Malaysian Government:
3.757% 5/22/40	MYR	1,750,000	325,956
3.828% 7/5/34	MYR	3,650,000	725,466
3.885% 8/15/29	MYR	3,050,000	637,606
4.065% 6/15/50	MYR	3,750,000	693,196
4.696% 10/15/42	MYR	1,750,000	367,036
4.762% 4/7/37	MYR	5,050,000	1,100,687
TOTAL MALAYSIA			3,849,947
Mexico - 10.7%
United Mexican States:
5.75% 3/5/26	MXN	53,750,000	2,341,986
7.75% 11/23/34	MXN	250,000	10,714
7.75% 11/13/42	MXN	34,750,000	1,436,234
8% 12/7/23	MXN	44,750,000	2,156,897
8% 7/31/53	MXN	4,500,000	187,244
8.5% 5/31/29	MXN	51,500,000	2,411,751
TOTAL MEXICO			8,544,826
Peru - 2.2%
Peruvian Republic:
5.35% 8/12/40	PEN	500,000	85,769
5.4% 8/12/34(Reg. S)	PEN	3,250,000	609,497
6.35% 8/12/28	PEN	2,825,000	646,380
6.95% 8/12/31	PEN	1,750,000	391,868
TOTAL PERU			1,733,514
Philippines - 0.2%
Philippine Republic 6.25% 1/14/36	PHP	10,000,000	151,459
Poland - 4.3%
Polish Government:
1.25% 10/25/30	PLN	2,700,000	351,851
1.75% 4/25/32	PLN	2,750,000	351,970
2.5% 7/25/26	PLN	6,200,000	1,049,619
2.5% 7/25/27	PLN	4,000,000	652,037
2.75% 10/25/29	PLN	6,750,000	1,030,455
TOTAL POLAND			3,435,932
Romania - 2.6%
Romanian Republic:
3.65% 9/24/31	RON	3,875,000	532,938
4% 10/25/23	RON	2,000,000	380,363
4.25% 6/28/23	RON	3,750,000	723,810
4.75% 10/11/34	RON	750,000	104,491
5% 2/12/29	RON	2,150,000	353,240
TOTAL ROMANIA			2,094,842
South Africa - 8.7%
South African Republic:
6.5% 2/28/41	ZAR	37,250,000	1,243,768
7% 2/28/31	ZAR	4,500,000	192,372
8% 1/31/30	ZAR	64,750,000	3,064,794
8.75% 2/28/48	ZAR	29,500,000	1,231,047
8.875% 2/28/35	ZAR	26,500,000	1,197,331
TOTAL SOUTH AFRICA			6,929,312
Thailand - 4.8%
Kingdom of Thailand:
1.585% 12/17/35	THB	19,000,000	396,842
1.6% 12/17/29	THB	24,250,000	586,025
1.6% 6/17/35	THB	36,250,000	758,531
2% 12/17/31	THB	16,000,000	389,994
2% 6/17/42	THB	10,000,000	194,301
2.875% 6/17/46	THB	9,200,000	193,602
3.3% 6/17/38	THB	51,750,000	1,272,761
TOTAL THAILAND			3,792,056
Turkey - 1.0%
Turkish Republic:
8% 3/12/25	TRY	7,250,000	365,039
11% 2/24/27	TRY	750,000	41,231
11.7% 11/13/30	TRY	2,750,000	164,341
12.4% 3/8/28	TRY	4,000,000	237,203
TOTAL TURKEY			807,814
Uruguay - 0.2%
Uruguay Republic 8.25% 5/21/31	UYU	6,500,000	128,557
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,350,671)			62,832,010

Supranational Obligations - 1.4%
		Principal Amount (a)	Value ($)
Asian Infrastructure Investment Bank 2.375% 2/10/25 (Reg. S)	PHP	19,400,000	303,095
Inter-American Development Bank:
5.1% 11/17/26	IDR	5,000,000,000	310,176
5.7% 11/12/24	INR	20,000,000	236,041
International Finance Corp. 5.85% 11/25/22	INR	17,500,000	213,387
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,257,268)			1,062,699

Money Market Funds - 17.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c) (Cost $13,558,363)	13,555,651	13,558,363

TOTAL INVESTMENT IN SECURITIES - 97.3% (Cost $90,166,302)	77,453,072
NET OTHER ASSETS (LIABILITIES) - 2.7% (d)	2,167,542
NET ASSETS - 100.0%	79,620,614

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	337,727	BRL	1,819,907	Citibank, N.A.	10/03/22	354
USD	471,071	BRL	2,539,168	Citibank, N.A.	10/03/22	362
USD	281,345	ZAR	5,026,680	Goldman Sachs Bank USA	10/03/22	3,628
BRL	4,394,000	USD	811,060	BNP Paribas S.A.	10/20/22	258
BRL	1,027,000	USD	191,034	Bank of America, N.A.	10/20/22	(1,407)
BRL	1,986,000	USD	378,170	Citibank, N. A.	10/20/22	(11,471)
BRL	1,028,000	USD	196,540	Citibank, N. A.	10/20/22	(6,727)
BRL	1,140,000	USD	221,635	Citibank, N. A.	10/20/22	(11,142)
BRL	2,342,000	USD	444,782	Citibank, N. A.	10/20/22	(12,350)
CLP	394,242,000	USD	422,553	Citibank, N. A.	10/20/22	(16,310)
CLP	476,160,000	USD	530,245	Citibank, N. A.	10/20/22	(39,590)
CLP	371,786,000	USD	418,654	Citibank, N. A.	10/20/22	(35,551)
CLP	190,024,000	USD	201,778	Citibank, N. A.	10/20/22	(5,969)
CLP	190,980,000	USD	194,283	Citibank, N. A.	10/20/22	2,511
CLP	173,084,000	USD	180,495	Citibank, N. A.	10/20/22	(2,142)
CNY	2,702,000	USD	392,733	Citibank, N. A.	10/20/22	(12,768)
CNY	3,010,000	USD	445,187	Goldman Sachs Bank USA	10/20/22	(21,911)
COP	718,200,000	USD	160,959	BNP Paribas S.A.	10/20/22	(5,674)
COP	922,600,000	USD	208,591	Citibank, N. A.	10/20/22	(9,111)
COP	1,587,600,000	USD	370,711	Citibank, N. A.	10/20/22	(27,448)
CZK	21,730,000	USD	896,769	BNP Paribas S.A.	10/20/22	(32,438)
CZK	11,548,000	USD	466,195	BNP Paribas S.A.	10/20/22	(6,863)
CZK	5,529,000	USD	224,542	Bank of America, N.A.	10/20/22	(4,621)
CZK	1,227,000	USD	49,648	Bank of America, N.A.	10/20/22	(843)
CZK	1,198,000	USD	48,810	Brown Brothers Harriman & Co	10/20/22	(1,159)
CZK	2,499,000	USD	99,490	Brown Brothers Harriman & Co	10/20/22	(90)
CZK	10,641,000	USD	428,676	Citibank, N. A.	10/20/22	(5,420)
EGP	8,274,000	USD	401,650	BNP Paribas S.A.	10/20/22	9,260
EGP	3,980,000	USD	190,340	Goldman Sachs Bank USA	10/20/22	7,319
EGP	4,207,000	USD	203,926	Goldman Sachs Bank USA	10/20/22	5,005
EUR	420,000	USD	418,796	Bank of America, N.A.	10/20/22	(6,707)
HUF	93,067,000	USD	231,176	Bank of America, N.A.	10/20/22	(16,617)
HUF	88,160,000	USD	214,377	Bank of America, N.A.	10/20/22	(11,131)
HUF	34,905,000	USD	80,468	Canadian Imperial Bk. of Comm.	10/20/22	3
HUF	82,212,000	USD	207,853	HSBC Bank	10/20/22	(18,320)
HUF	38,720,000	USD	95,677	HSBC Bank	10/20/22	(6,411)
HUF	446,032,000	USD	1,125,694	JPMorgan Chase Bank, N.A.	10/20/22	(97,403)
IDR	1,467,000,000	USD	97,559	BNP Paribas S.A.	10/20/22	(1,270)
IDR	9,021,600,000	USD	606,209	Goldman Sachs Bank USA	10/20/22	(14,058)
IDR	2,357,300,000	USD	158,709	Goldman Sachs Bank USA	10/20/22	(3,983)
IDR	1,043,000,000	USD	69,766	JPMorgan Chase Bank, N.A.	10/20/22	(1,307)
ILS	1,436,000	USD	427,446	Bank of America, N.A.	10/20/22	(24,199)
ILS	679,000	USD	193,598	JPMorgan Chase Bank, N.A.	10/20/22	(2,926)
INR	18,958,000	USD	237,599	Citibank, N. A.	10/20/22	(5,437)
INR	14,635,000	USD	183,557	Citibank, N. A.	10/20/22	(4,335)
INR	29,349,000	USD	369,123	State Street Bank and Trust Co	10/20/22	(9,713)
MXN	974,000	USD	48,317	BNP Paribas S.A.	10/20/22	(102)
MXN	13,316,000	USD	647,967	Brown Brothers Harriman & Co	10/20/22	11,210
MXN	8,744,000	USD	423,435	Goldman Sachs Bank USA	10/20/22	9,416
MXN	4,530,000	USD	221,794	HSBC Bank	10/20/22	2,453
MXN	4,398,000	USD	213,843	JPMorgan Chase Bank, N.A.	10/20/22	3,870
MYR	10,514,000	USD	2,363,228	Goldman Sachs Bank USA	10/20/22	(94,939)
MYR	423,000	USD	94,474	Goldman Sachs Bank USA	10/20/22	(3,217)
MYR	3,052,000	USD	670,106	Goldman Sachs Bank USA	10/20/22	(11,669)
PEN	377,000	USD	96,100	BNP Paribas S.A.	10/20/22	(1,676)
PHP	24,238,000	USD	410,466	Bank of America, N.A.	10/20/22	1,596
PHP	11,825,000	USD	209,775	Goldman Sachs Bank USA	10/20/22	(8,742)
PLN	1,084,000	USD	231,599	BNP Paribas S.A.	10/20/22	(13,502)
PLN	2,089,000	USD	445,811	BNP Paribas S.A.	10/20/22	(25,512)
PLN	605,000	USD	122,189	BNP Paribas S.A.	10/20/22	(465)
PLN	2,634,000	USD	565,965	Brown Brothers Harriman & Co	10/20/22	(36,014)
PLN	457,000	USD	96,485	Brown Brothers Harriman & Co	10/20/22	(4,538)
PLN	2,026,000	USD	443,536	Goldman Sachs Bank USA	10/20/22	(35,912)
PLN	3,038,000	USD	633,537	HSBC Bank	10/20/22	(22,302)
PLN	954,000	USD	191,364	HSBC Bank	10/20/22	577
PLN	2,745,000	USD	565,102	JPMorgan Chase Bank, N.A.	10/20/22	(12,818)
RON	3,203,000	USD	661,132	BNP Paribas S.A.	10/20/22	(28,254)
RON	1,025,000	USD	200,235	BNP Paribas S.A.	10/20/22	2,294
RON	1,170,000	USD	241,857	Goldman Sachs Bank USA	10/20/22	(10,678)
RON	764,000	USD	157,393	HSBC Bank	10/20/22	(6,435)
RON	2,083,000	USD	430,550	JPMorgan Chase Bank, N.A.	10/20/22	(18,972)
RON	168,000	USD	32,617	JPMorgan Chase Bank, N.A.	10/20/22	578
RUB	84,592,000	USD	1,416,951	Goldman Sachs Bank USA	10/20/22	(41,696)
SGD	1,164,000	USD	846,106	HSBC Bank	10/20/22	(35,540)
SGD	589,000	USD	421,646	State Street Bank and Trust Co	10/20/22	(11,488)
THB	116,158,000	USD	3,240,042	JPMorgan Chase Bank, N.A.	10/20/22	(165,600)
THB	14,444,000	USD	405,275	JPMorgan Chase Bank, N.A.	10/20/22	(22,975)
THB	15,212,000	USD	430,447	JPMorgan Chase Bank, N.A.	10/20/22	(27,819)
THB	7,922,000	USD	217,534	JPMorgan Chase Bank, N.A.	10/20/22	(7,856)
THB	7,408,000	USD	202,450	JPMorgan Chase Bank, N.A.	10/20/22	(6,377)
THB	11,286,000	USD	299,491	JPMorgan Chase Bank, N.A.	10/20/22	(775)
TRY	2,152,000	USD	109,728	Citibank, N. A.	10/20/22	3,882
USD	327,806	BRL	1,720,000	BNP Paribas S.A.	10/20/22	10,221
USD	276,015	BRL	1,431,000	Bank of America, N.A.	10/20/22	11,792
USD	215,495	BRL	1,107,000	Citibank, N. A.	10/20/22	11,096
USD	238,896	BRL	1,264,000	Citibank, N. A.	10/20/22	5,508
USD	226,960	BRL	1,187,000	Citibank, N. A.	10/20/22	7,789
USD	235,738	BRL	1,281,000	Citibank, N. A.	10/20/22	(789)
USD	57,932	BRL	300,000	State Street Bank and Trust Co	10/20/22	2,539
USD	412,014	CLP	373,915,000	BNP Paribas S.A.	10/20/22	26,717
USD	254,820	CLP	229,231,000	Citibank, N. A.	10/20/22	18,611
USD	212,359	CLP	197,982,000	Citibank, N. A.	10/20/22	8,350
USD	423,921	CLP	387,506,000	Citibank, N. A.	10/20/22	24,619
USD	211,979	CLP	195,699,000	Citibank, N. A.	10/20/22	10,323
USD	174,335	CNY	1,239,000	Goldman Sachs Bank USA	10/20/22	103
USD	217,735	CNY	1,461,000	JPMorgan Chase Bank, N.A.	10/20/22	12,284
USD	228,871	CNY	1,549,000	State Street Bank and Trust Co	10/20/22	11,046
USD	82,591	COP	369,100,000	Bank of America, N.A.	10/20/22	2,786
USD	211,888	COP	930,400,000	Bank of America, N.A.	10/20/22	10,722
USD	319,385	COP	1,349,400,000	JPMorgan Chase Bank, N.A.	10/20/22	27,624
USD	204,971	COP	874,200,000	State Street Bank and Trust Co	10/20/22	15,956
USD	208,681	CZK	5,068,000	BNP Paribas S.A.	10/20/22	7,097
USD	293,457	CZK	7,175,000	Brown Brothers Harriman & Co	10/20/22	8,064
USD	198,466	CZK	4,755,000	Citibank, N. A.	10/20/22	9,332
USD	206,630	CZK	5,173,000	Goldman Sachs Bank USA	10/20/22	869
USD	47,306	CZK	1,165,000	State Street Bank and Trust Co	10/20/22	967
USD	216,688	EUR	212,000	JPMorgan Chase Bank, N.A.	10/20/22	8,681
USD	209,840	EUR	208,000	Royal Bank of Canada	10/20/22	5,758
USD	211,336	HUF	83,366,000	Bank of America, N.A.	10/20/22	19,142
USD	211,814	HUF	83,759,000	Goldman Sachs Bank USA	10/20/22	18,714
USD	211,883	HUF	81,833,000	HSBC Bank	10/20/22	23,223
USD	230,234	HUF	92,542,000	HSBC Bank	10/20/22	16,885
USD	204,769	IDR	3,052,700,000	BNP Paribas S.A.	10/20/22	4,399
USD	403,522	IDR	5,968,900,000	Goldman Sachs Bank USA	10/20/22	11,741
USD	133,918	IDR	2,047,600,000	Goldman Sachs Bank USA	10/20/22	(481)
USD	421,783	INR	33,808,000	Citibank, N. A.	10/20/22	7,767
USD	222,820	MXN	4,509,000	BNP Paribas S.A.	10/20/22	(388)
USD	247,804	MXN	4,998,000	Canadian Imperial Bk. of Comm.	10/20/22	389
USD	1,222,757	MXN	24,831,000	Goldman Sachs Bank USA	10/20/22	(6,444)
USD	218,071	MXN	4,399,000	Goldman Sachs Bank USA	10/20/22	309
USD	605,388	MYR	2,701,000	Goldman Sachs Bank USA	10/20/22	22,675
USD	170,075	MYR	790,000	Goldman Sachs Bank USA	10/20/22	(359)
USD	210,157	PHP	12,042,000	Citibank, N. A.	10/20/22	5,435
USD	646,060	PHP	35,992,000	State Street Bank and Trust Co	10/20/22	34,173
USD	623,275	PLN	2,902,000	BNP Paribas S.A.	10/20/22	39,403
USD	207,466	PLN	990,000	Bank of America, N.A.	10/20/22	8,282
USD	181,175	PLN	865,000	Bank of America, N.A.	10/20/22	7,140
USD	685,673	PLN	3,210,000	JPMorgan Chase Bank, N.A.	10/20/22	39,833
USD	408,517	PLN	1,938,000	JPMorgan Chase Bank, N.A.	10/20/22	18,598
USD	386,165	RON	1,898,000	Bank of America, N.A.	10/20/22	11,141
USD	204,314	RON	1,035,000	Brown Brothers Harriman & Co	10/20/22	(191)
USD	214,902	RON	1,058,000	Goldman Sachs Bank USA	10/20/22	5,852
USD	340,000	RUB	22,100,000	Goldman Sachs Bank USA	10/20/22	(19,291)
USD	339,230	RUB	21,592,000	Goldman Sachs Bank USA	10/20/22	(11,802)
USD	366,775	RUB	26,041,000	JPMorgan Chase Bank, N.A.	10/20/22	(56,587)
USD	213,799	RUB	14,859,000	JPMorgan Chase Bank, N.A.	10/20/22	(27,772)
USD	842,626	SGD	1,164,000	State Street Bank and Trust Co	10/20/22	32,061
USD	203,392	THB	7,154,000	JPMorgan Chase Bank, N.A.	10/20/22	14,041
USD	171,436	THB	6,194,000	JPMorgan Chase Bank, N.A.	10/20/22	7,495
USD	233,297	THB	8,611,000	JPMorgan Chase Bank, N.A.	10/20/22	5,383
USD	61,832	TRY	1,172,000	HSBC Bank	10/20/22	(41)
USD	223,116	ZAR	3,774,000	Bank of America, N.A.	10/20/22	14,920
USD	97,690	ZAR	1,649,000	Brown Brothers Harriman & Co	10/20/22	6,721
USD	432,789	ZAR	7,122,000	Citibank, N. A.	10/20/22	39,897
USD	455,797	ZAR	7,702,000	Goldman Sachs Bank USA	10/20/22	30,909
USD	189,265	ZAR	3,221,000	Goldman Sachs Bank USA	10/20/22	11,576
USD	297,306	ZAR	5,105,000	State Street Bank and Trust Co	10/20/22	15,683
USD	208,572	ZAR	3,640,000	State Street Bank and Trust Co	10/20/22	7,768
ZAR	3,625,000	USD	213,992	BNP Paribas S.A.	10/20/22	(14,016)
ZAR	1,400,000	USD	80,664	Bank of America, N.A.	10/20/22	(3,431)
ZAR	15,916,000	USD	958,724	Brown Brothers Harriman & Co	10/20/22	(80,703)
ZAR	7,354,000	USD	451,713	Goldman Sachs Bank USA	10/20/22	(46,023)
ZAR	3,645,000	USD	220,512	Goldman Sachs Bank USA	10/20/22	(19,432)
ZAR	4,934,000	USD	288,409	Goldman Sachs Bank USA	10/20/22	(16,220)
ZAR	3,644,000	USD	209,480	Goldman Sachs Bank USA	10/20/22	(8,455)
ZAR	5,203,000	USD	290,775	Goldman Sachs Bank USA	10/20/22	(3,746)
ZAR	3,430,000	USD	190,529	Goldman Sachs Bank USA	10/20/22	(1,310)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(663,191)

Unrealized Appreciation						804,985
Unrealized Depreciation						(1,468,176)
Currency Abbreviations
BRL	-	Brazilian real
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DOP	-	Dominican Republic peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
INR	-	Indian rupee
KZT	-	Kazakhstan tenge
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
PHP	-	Philippine peso
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SGD	-	Singapore dollar
THB	-	Thai baht
TRY	-	Turkish Lira
USD	-	U.S. dollar
UYU	-	Uruguay peso
ZAR	-	South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,285 or 0.2% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $250,000 of cash collateral segregated for open forward foreign currency contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	9,588,114	31,088,499	27,118,250	79,988	-	-	13,558,363	0.0%
Total	9,588,114	31,088,499	27,118,250	79,988	-	-	13,558,363

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Foreign Government and Government Agency Obligations and Supranational Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.